Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services	$ 287,352	$ 291,069	$ 283,180
Revenues for recovery expenses	1,739	1,484	1,441
Technical assistance fees	7,501	7,290	7,054
Investments, operating expenses and interest	$ 175,142	$ 170,520	$ 168,687